UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March  31, 1999

Check here if Amendment  [    ];                  Amendment Number:   _______

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Caldwell & Orkin, Inc.
Address:       2050 Tower Place
               3340 Peachtree Road, N.E.
               Atlanta, Georgia  30326

Form 13F File Number:    28- 2699

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:               Michael B. Orkin
     Title:              President
     Phone:              (404)  239-0707

Signature, Place, and Date of Signing:

/s/ Michael B. Orkin               Atlanta, Georgia              5/7/99
--------------------------         ----------------              ------
     [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE


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                         Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
                                        -----

Form 13F Information Table Entry Total:    81
                                         ------

Form 13F Information Table Value Total: $  323,657
                                        -----------
                                        (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F file Number                         Name
     ---       ---------------------             --------------------------

     1              28-  3468                    C & O Funds Advisor, Inc.

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                                                            FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2   COLUMN 3   COLUMN 4               COLUMN 5  COLUMN 6    COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                TITLE OF CLASS CUSIP      VALUE   SHRS OR PRN  SH/  PUT/ INVESTMENT OTHER MANAGERS VOTING AUTHORITY
                                                       (x$1000)      AMT     PRN  CALL DISCRETION                SOLE  SHARED NONE
----------------------------  -------------  --------- -------  -----------  --------- ---------- -------------- -----------------
AMES DEPARTMENT STORES                COM    030789507    2,094     56,400     SH            SOLE                56,400
ANTEC CORP.                           COM    03664P105    2,292    106,600     SH            SOLE               106,600
ANTEC CORP.                           COM    03664P105    6,820    317,200     SH          DEFINED        1     317,200
APPLE COMPUTER INC. COM.              COM    037833100    2,326     64,735     SH            SOLE                64,735
AT&T CORP. - LIBERTY MEDIA - A        COM    001957208    2,708     51,500     SH            SOLE                51,500
AT&T CORP. - LIBERTY MEDIA - A        COM    001957208    8,278    157,400     SH          DEFINED         1    157,400
AUTONOMOUS TECHNOLOGIES               COM    05329h105    2,734    270,000     SH            SOLE               270,000
BALLARD POWER SYSTEMS, INC.           COM    05858h104      201      6,500     SH            SOLE                 6,500
BANK TOKYO-MITSUBISHI LTD. SPON       COM    065379109      904     64,600     SH            SOLE                64,600
BANK TOKYO-MITSUBISHI LTD. SPON       COM    065379109    1,970    140,700     SH          DEFINED         1    140,700
BJ'S WHOLESALE CLUB                   COM    05548J106    2,297     87,294     SH            SOLE                87,294
BROADCOM CORP CL. A                   COM    111320107    2,052     33,300     SH            SOLE                33,300
BROADCOM CORP CL. A                   COM    111320107    4,474     72,600     SH          DEFINED         1     72,600
CABLEVISION SYSTEMS CORP.             COM    12686C109    7,543    101,768     SH            SOLE               101,768
CABLEVISION SYSTEMS CORP.             COM    12686C109    5,567     75,100     SH          DEFINED         1     75,100
CASE CORPORATION COM.                 COM    14743R103      317     12,500     SH            SOLE                12,500
CASE CORPORATION COM.                 COM    14743R103    1,033     40,700     SH          DEFINED         1     40,700
CBS CORPORATION                       COM    12490K107    6,050    148,250     SH            SOLE               148,250
CBS CORPORATION                       COM    12490K107    9,738    238,600     SH          DEFINED         1    238,600
CELLULAR COMMUNICATION OF PR          COM    15116n108    1,080     40,000     SH            SOLE                40,000
CELLULAR COMMUNICATION OF PR          COM    15116n108    3,880    143,700     SH          DEFINED         1    143,700
CENTURY TELEPHONE ENTERPRISES         COM    156686107    2,915     41,500     SH            SOLE                41,500
CENTURY TELEPHONE ENTERPRISES         COM    156686107    8,578    122,100     SH          DEFINED         1    122,100
CHASE MANHATTAN CORP.                 COM    16161A108    2,173     26,700     SH            SOLE                26,700
CISCO SYS INC. COM.                   COM    17275R102    2,931     26,752     SH            SOLE                26,752
CISCO SYS INC. COM.                   COM    17275R102    8,480     77,400     SH           DEFINED        1     77,400
CLAIRE'S STORES, INC.                 COM    179584107    2,091     69,400     SH           DEFINED        1     69,400
COMCAST CORP CL. A                    COM    200300200    6,628    105,300     SH            SOLE               105,300
COMCAST CORP CL. A                    COM    200300200    5,985     95,100     SH           DEFINED        1     95,100
DPL INC. COM.                         COM    233293109      443     26,850     SH            SOLE                26,850
ELECTRONIC DATA SYSTEMS, INC.         COM    285661104    5,491    112,784     SH            SOLE               112,784
ELECTRONIC DATA SYSTEMS, INC.         COM    285661104   11,875    243,900     SH           DEFINED        1    243,900
FIRST DATA CORP COM                   COM    319963104    1,893     44,300     SH            SOLE                44,300
FIRST DATA CORP COM                   COM    319963104    4,643    108,600     SH           DEFINED        1    108,600
FOX ENTERTAINMENT GROUP, INC.         COM    35138T107    3,198    117,900     SH            SOLE               117,900
FOX ENTERTAINMENT GROUP, INC.         COM    35138T107   13,020    480,000     SH           DEFINED        1    480,000
GENERAL ELECTRIC CO.                  COM    369604103    3,186     28,800     SH            SOLE                28,800
HARMONIC LIGHTWAVES INC.              COM    413160102    1,611     58,300     SH            SOLE                58,300
HOME DEPOT INC. COM.                  COM    437076102    5,690     91,400     SH            SOLE                91,400
HOME DEPOT INC. COM.                  COM    437076102    1,326     21,300     SH           DEFINED        1     21,300
INCO LTD.                             COM    453258402    1,541    115,800     SH            SOLE               115,800
INCO LTD.                             COM    453258402    1,121     84,200     SH           DEFINED        1     84,200
INTERNATIONAL BUSINESS MACHINES       COM    459200101    1,152      6,500     SH            SOLE                 6,500
INTERNATIONAL BUSINESS MACHINES       COM    459200101    2,428     13,700     SH           DEFINED        1     13,700
JONES INTERCABLE INC., CL. A          COM    480206200    2,666     67,600     SH            SOLE                67,600
KROGER COMPANY                        COM    501044101    2,997     50,050     SH            SOLE                50,050
MEDIAONE GROUP, INC.                  COM    58440J104    6,220     98,050     SH            SOLE                98,050
MEDIAONE GROUP, INC.                  COM    58440J104    8,913    140,500     SH           DEFINED        1    140,500
MERCANTILE BANCORPORATION             COM    587342106    2,774     58,400     SH            SOLE                58,400
MERCANTILE BANCORPORATION             COM    587342106    4,047     85,200     SH           DEFINED        1     85,200
MOTOROLA INC.                         COM    620076109      802     10,942     SH            SOLE                10,942
NAVISTAR INTL. CORP.                  COM    63934E108    2,805     69,800     SH            SOLE                69,800
NAVISTAR INTL. CORP.                  COM    63934E108    6,611    164,500     SH           DEFINED        1    164,500
NORTHERN TELECOM LTD.                 COM    665815106    3,639     58,580     SH            SOLE                58,580
NORTHERN TELECOM LTD.                 COM    665815106    4,411     71,000     SH           DEFINED        1     71,000
NOVELL INC.                           COM    670006105    3,701    146,950     SH            SOLE               146,950
NOVELL INC.                           COM    670006105   10,702    424,900     SH           DEFINED        1    424,900
PENWEST PHARMACEUTICALS CO.           COM    709754105      564     55,000     SH            SOLE                55,000
PFIZER INC. COM.                      COM    717081103    5,431     39,136     SH            SOLE                39,136
PFIZER INC. COM.                      COM    717081103    9,490     68,400     SH           DEFINED        1     68,400
RAYTHEON CO. CL. B                    COM    755111408    1,196     20,400     SH            SOLE                20,400
RAYTHEON CO. CL. B                    COM    755111408    2,157     36,800     SH           DEFINED        1     36,800
ROSS STORES, INC.                     COM    778296103    2,545     58,100     SH            SOLE                58,100
ROSS STORES, INC.                     COM    778296103    2,962     67,600     SH           DEFINED        1     67,600
SHAW INDUSTRIES, INC.                 COM    820286102    1,519     82,100     SH            SOLE                82,100
SMURFIT-STONE CONTAINER               COM    832727101    1,775     91,900     SH            SOLE                91,900
SMURFIT-STONE CONTAINER               COM    832727101    3,864    200,100     SH           DEFINED        1    200,100
SOUTHERN CO. COM.                     COM    842587107      669     28,716     SH            SOLE                28,716
SPRINT CORP                           COM    852061100    2,841     28,950     SH            SOLE                28,950
SPRINT CORP. (PCS GROUP)              COM    852061506      641     14,475     SH            SOLE                14,475
TEXAS INSTRS INC. COM.                COM    882508104    1,727     17,400     SH            SOLE                17,400
TEXAS INSTRS INC. COM.                COM    882508104    3,752     37,800     SH           DEFINED        1     37,800
TIME WARNER, INC.                     COM    887315109    5,248     74,100     SH            SOLE                74,100
TIME WARNER, INC.                     COM    887315109   11,110    156,900     SH           DEFINED        1    156,900
TRICON GLOBAL REST COM.               COM    895953107      941     13,400     SH            SOLE                13,400
TRICON GLOBAL REST COM.               COM    895953107    2,824     40,200     SH           DEFINED        1     40,200
VIACOM INC. CL. B                     COM    925524308    4,206     50,104     SH            SOLE                50,104
WARNER LAMBERT CO. COM.               COM    934488107    2,537     38,295     SH            SOLE                38,295
WESTPOINT STEVENS INC. COM.           COM    961238102    7,787    281,224     SH            SOLE               281,224
WESTPOINT STEVENS INC. COM.           COM    961238102   13,982    505,000     SH           DEFINED        1    505,000
SABRATEK CORP. PUT OPT MAY 20.0       PUT    77299f864      844      1,500     SH   PUT      SOLE                 1,500

REPORT SUMMARY                       81 DATA RECORDS    323,657                  1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
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